UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2008

Item 1. Reports to Stockholders.

THE
MERGER
FUND®

SEMI-ANNUAL REPORT

MARCH 31, 2008

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of March 31, 2008

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of March 31, 2008

Chart 6

MERGER ACTIVITY
1999 – 2008

Source: Securities Data Corp.

The Merger Fund
EXPENSE EXAMPLE
March 31, 2008
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 10/01/07 – 3/31/08.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses,  and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/07	Value 3/31/08	Period 10/01/07-3/31/08*
Actual + (1)	$1,000.00	$ 934.80	$7.88
Hypothetical ++ (2)	$1,000.00	$1,016.85	$8.22

+	Excluding dividends on short positions and interest expense, your actual cost of investment in the Fund would be $6.92.
++	Excluding dividends on short positions and interest expense, your hypothetical cost of investment in the Fund would be $7.21.
(1)	Ending account values and expenses paid during period based on a (6.52)% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

Shares		Value

COMMON STOCKS — 71.67%

	APPAREL RETAIL — 0.57%
333,771	Genesco Inc. (a)	$7,713,448

	APPLICATION SOFTWARE — 8.08%
2,709,775	BEA Systems, Inc. (a) (b)	51,892,191
848,800	NAVTEQ (a) (e)	57,718,400
		109,610,591
	BROADCASTING & CABLE TV — 5.00%
2,322,050	Clear Channel Communications, Inc. (e)	67,850,301

	BUILDING PRODUCTS — 4.27%
1,262,100	Trane, Inc. (e)	57,930,390

	CASINOS & GAMING — 1.55%
480,311	Penn National Gaming, Inc. (a)	21,004,000

	COMMUNICATIONS EQUIPMENT — 2.58%
6,896,035	3Com Corporation (a)	15,791,920
2,064,400	Motorola, Inc.	19,198,920
		34,990,840
	COMPUTER HARDWARE — 0.53%
191,100	Diebold, Incorporated	7,175,805

	CONSUMER FINANCE — 0.67%
589,077	SLM Corporation (a)	9,042,332

	DATA PROCESSING & OUTSOURCED SERVICES — 0.53%
152,900	Alliance Data Systems Corporation (a)	7,264,279

	DIVERSIFIED BANKS — 3.25%
719,880	The Toronto-Dominion Bank (c)	44,164,614

	DIVERSIFIED CHEMICALS — 4.00%
2,307,680	Huntsman Corporation (c)	54,345,864

	DIVERSIFIED COMMERCIAL &
	PROFESSIONAL SERVICES — 4.13%
722,200	ChoicePoint Inc. (a) (d)	34,376,720
1,241,254	PHH Corporation (a) (e)	21,635,057
		56,011,777
	DIVERSIFIED FINANCIAL SERVICES — 0.35%
110,400	J.P. Morgan Chase & Co.	4,741,680

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2008
(Unaudited)

Shares		Value

	DIVERSIFIED METALS & MINING — 0.28%
9,325	Rio Tinto plc — ADR	$3,840,408

	EDUCATION SERVICES — 0.67%
211,100	Bright Horizons Family Solutions, Inc. (a)	9,085,744

	FOOD DISTRIBUTORS — 0.41%
168,700	Performance Food Group Company (a) (b)	5,513,116

	HOME ENTERTAINMENT SOFTWARE — 2.84%
438,704	Activision, Inc. (a)	11,981,006
1,042,032	Take-Two Interactive Software, Inc. (a) (c)	26,592,657
		38,573,663
	INDEPENDENT POWER PRODUCERS &
	ENERGY TRADERS — 1.83%
680,900	Mirant Corporation (a) (c)	24,777,951

	INTEGRATED TELECOMMUNICATION SERVICES — 3.17%
1,271,750	BCE Inc. (c)	43,054,521

	INTERNET SOFTWARE & SERVICES — 3.48%
1,631,351	Yahoo! Inc. (a) (c)	47,194,984

	LIFE & HEALTH INSURANCE — 2.66%
763,550	Nationwide Financial Services, Inc. (b)	36,100,644

	MULTI-UTILITIES — 1.26%
708,000	Energy East Corporation (d)	17,076,960

	OFFICE REITS — 0.94%
1,609,498	American Financial Realty Trust (e)	12,779,414

	OFFICE SERVICES & SUPPLIES — 0.43%
505,000	Corporate Express	5,875,894

	OIL & GAS EQUIPMENT & SERVICES — 2.47%
600,600	CHC Helicopter Corporation (a) (e)	17,787,754
319,800	Grant Prideco, Inc. (a)	15,740,556
		33,528,310
	PROPERTY-CASUALTY INSURANCE — 1.57%
591,838	The Commerce Group, Inc.	21,341,678

	PUBLISHING — 1.74%
395,000	Getty Images, Inc. (a)	12,640,000
158,100	Reuters Group plc — ADR	10,954,749
		23,594,749

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2008
(Unaudited)

Shares		Value

	REGIONAL BANKS — 1.10%
558,655	First Charter Corporation	$14,921,675

	RESTAURANTS — 1.51%
887,000	Wendy’s International, Inc.	20,454,220

	SPECIALIZED FINANCE — 2.66%
398,150	Nymex Holdings Inc. (d)	36,084,335

	TRADING COMPANIES & DISTRIBUTORS — 4.45%
1,478,150	UAP Holding Corp. (e)	56,672,271
201,035	United Rentals, Inc. (a)	3,787,499
		60,459,770
	WIRELESS TELECOMMUNICATION SERVICES — 2.69%
826,126	Rural Cellular Corporation (a) (b) (g)	36,539,553
	TOTAL COMMON STOCKS
	(Cost $1,071,406,375)	972,643,510

CONVERTIBLE PREFERRED STOCKS — 1.29%
21,216	SLM Corporation Series C	17,503,200
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $22,891,449)	17,503,200

Contracts (100 shares per contract)

PURCHASED PUT OPTIONS — 0.89%
	Activision, Inc.
1,332	Expiration: May, 2008, Exercise Price: $30.00	426,240
	Bloomberg US Lodging Index
13,930	Expiration: May, 2008, Exercise Price: $375.00	880,515
	Financial Select Sector SPDR
5,788	Expiration: April, 2008, Exercise Price: $27.00	1,400,696
	iShares S&P GSTI Networking
4,254	Expiration: April, 2008, Exercise Price: $30.00	1,201,755
	KBW Insurance ETF
660	Expiration: June, 2008, Exercise Price: $52.00	435,600
	Materials Select Sector SPDR Trust
1,928	Expiration: June, 2008, Exercise Price: $43.00	809,760
	SPDR S&P Retail ETF
1,056	Expiration: June, 2008, Exercise Price: $35.00	448,800

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2008
(Unaudited)

Contracts (100 shares per contract)		Value

PURCHASED PUT OPTIONS — 0.89% (continued)
	SPDR Trust Series 1
7,422	Expiration: May, 2008, Exercise Price: $137.00	$5,195,400
	Telecom HOLDRs Trust
3,098	Expiration: May, 2008, Exercise Price: $35.00	859,695
	Utilities Select Sector SPDR
1,357	Expiration: June, 2008, Exercise Price: $41.00	481,735
	TOTAL PURCHASED PUT OPTIONS
	(Cost $13,898,602)	12,140,196

Principal Amount

CORPORATE BONDS — 0.08%
$1,000,000	PHH Corporation Convertible Senior Notes
	4.000%, 04/15/2012	1,042,500
	TOTAL CORPORATE BONDS
	(Cost $1,000,000)	1,042,500

ESCROW NOTES — 0.14%
468,600	Telecorp PCS, Inc. Escrow Shares (a) (f)	4,686
4,472,698	Price Communications Liquidating Trust (a) (f)	1,923,260
	TOTAL ESCROW NOTES
	(Cost $1,923,260)	1,927,946

SHORT-TERM INVESTMENTS — 21.55%

	COMMERCIAL PAPER — 16.22%
	U.S. Bank Commercial Paper
41,100,000	2.217%, 04/01/2008	41,100,000
28,011,000	2.238%, 04/02/2008	28,009,288
51,000,000	2.136%, 04/03/2008	50,994,050
51,000,000	2.136%, 04/04/2008	50,991,075
49,000,000	2.187%, 04/07/2008	48,981,725
		220,076,138

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2008
(Unaudited)

Principal Amount		Value

	VARIABLE-RATE DEMAND NOTES — 5.33%
$38,146,199	American Family Financial Services, Inc., 4.943%	$38,146,199
23,026,255	U.S. Bank, 4.650% (h)	23,026,255
11,147,693	Wisconsin Corporate Central Credit Union, 4.990%	11,147,693
		72,320,147
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $292,396,285)	292,396,285
	TOTAL INVESTMENTS
	(Cost $1,403,515,971) — 95.62%	$1,297,653,637

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for swap contracts.
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	Fair-valued security.
(g)	Affiliated issuer. See Note 11 in Notes to the Financial Statements.
(h)	The coupon rate shown on variable rate securities represents the rate at March 31, 2008.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2008
(Unaudited)

Shares		Value
52,346	CME Group Inc.	$24,555,509
43,700	The Finish Line, Inc.	208,012
194,708	Gramercy Capital Corp.	4,075,238
290,253	Ingersoll-Rand Company Ltd.	12,939,479
141,400	Microsoft Corp.	4,012,932
143,775	National-Oilwell Varco Inc.	8,393,584
925,988	The Thomson Corporation	31,048,378
719,925	The Toronto-Dominion Bank	44,167,399
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $144,996,215)	$129,400,531

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2008
(Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS
	Activision, Inc.
1,332	Expiration: May, 2008, Exercise Price: $30.00	$13,320
	Bear Stearns Companies, Inc.
5,068	Expiration: July, 2008, Exercise Price: $10.00	815,948
	Clear Channel Communications, Inc.
5,750	Expiration: April, 2008, Exercise Price: $30.00	891,250
	Genesco Inc.
390	Expiration: April, 2008, Exercise Price: $25.00	10,725
	Mirant Corporation
2,036	Expiration: April, 2008, Exercise Price: $35.00	422,470
	Motorola, Inc.
462	Expiration: April, 2008, Exercise Price: $10.00	7,392
	Penn National Gaming, Inc.
990	Expiration: April, 2008, Exercise Price: $40.00	480,150
	SLM Corporation
2,147	Expiration: April, 2008, Exercise Price: $15.00	332,785
	Take-Two Interactive Software
7,553	Expiration: April, 2008, Exercise Price: $25.00	944,125
	Wendy’s International, Inc.
750	Expiration: April, 2008, Exercise Price: $22.50	86,250
5,119	Expiration: April, 2008, Exercise Price: $25.00	102,380
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $7,277,612)	$4,106,795

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008
(Unaudited)

ASSETS:
Investments, at value
Unaffiliated issuers (Cost $1,367,970,057)		$1,261,114,084
Affiliated issuers (Cost $35,545,914)		36,539,553
Cash		33,177,506
Deposits at brokers for securities sold short		13,401,775
Receivable from brokers for proceeds on securities sold short		142,640,087
Receivable for investments sold		17,409,136
Receivable for written option contracts		500,364
Receivable for fund shares issued		4,490,470
Dividends and interest receivable		24,461,682
Prepaid expenses		138,248
Total Assets		1,533,872,905
LIABILITIES:
Securities sold short, at value (proceeds of $144,996,215)	$129,400,531
Options written, at value (premiums received $7,277,612)	4,106,795
Payable for forward currency exchange contracts	3,414,010
Payable for swap contracts	7,776,205
Payable for securities purchased	26,144,860
Payable for fund shares redeemed	2,284,116
Investment advisory fee payable	1,197,792
Distribution fees payable	729,718
Accrued expenses and other liabilities	1,758,693
Total Liabilities		176,812,720
NET ASSETS		$1,357,060,185
NET ASSETS Consist Of:
Accumulated undistributed net investment loss		$(14,138,397)
Accumulated undistributed net realized loss on investments,
securities sold short, written option contracts expired or closed, swap contracts, foreign currency translations, and
forward currency exchange contracts		(25,255,072)
Net unrealized appreciation (depreciation) on:
Investments	$(105,862,334)
Securities sold short	15,595,684
Written option contracts	3,170,817
Swap contracts	(7,621,385)
Foreign currency translations	4,281
Forward currency exchange contracts	(3,414,010)
Net unrealized depreciation		(98,126,947)
Paid-in capital		1,494,580,601
Total Net Assets		$1,357,060,185
NET ASSET VALUE, offering price and redemption price per share
($1,357,060,185 / 93,916,110 shares of beneficial interest outstanding)		$14.45

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2008
(Unaudited)

INVESTMENT INCOME:
Interest		$8,832,382
Dividend income on long positions from unaffiliated issuers
(net of foreign withholding taxes of $93,570)		4,941,639
Total investment income		13,774,021
EXPENSES:
Investment advisory fee	$8,010,901
Distribution fees	1,956,069
Transfer agent and shareholder servicing agent fees	399,404
Federal and state registration fees	49,374
Professional fees	156,339
Trustees’ fees and expenses	64,483
Custody fees	189,777
Administration fee	335,619
Fund accounting expense	106,375
Reports to shareholders	175,863
Dividends on short positions	1,474,482
Interest	128,767
Other	95,561
Total expenses before expense reimbursement by adviser		13,143,014
Expense reimbursement by adviser (Note 3)		(54,865)
Net Expenses		13,088,149
NET INVESTMENT INCOME		685,872
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments in unaffiliated issuers	(37,671,474)
Securities sold short	(668,870)
Written option contracts expired or closed	20,669,085
Swap contracts	16,386,557
Foreign currency translations	(15,295,934)
Forward currency exchange contracts	5,052
Net realized loss		(16,575,584)
Change in unrealized appreciation (depreciation) on:
Investments	(101,391,109)
Securities sold short	16,487,492
Written option contracts	2,621,126
Swap contracts	(24,979,060)
Foreign currency translations	(12,684)
Forward currency exchange contracts	13,991,683
Net unrealized depreciation		(93,282,552)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS		(109,858,136)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(109,172,264)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2008
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(109,172,264)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Net realized (gain) loss on:
Investments in unaffiliated issuers	37,671,474
Securities sold short	668,870
Written option contracts expired or closed	(20,669,085)
Change in unrealized appreciation on investments,
securities sold short, and written option contracts	82,282,491
Amortization and accretion of premium and discount	(3,058,921)
Changes in assets and liabilities:
Deposits at brokers for securities sold short	87,254,194
Receivable from brokers for proceeds on securities sold short	(150,889,685)
Receivable for investments sold	20,058,034
Receivable for written option contracts	462,930
Receivable for fund shares issued	573,817
Dividends and interest receivable	(19,468,101)
Prepaid expenses	(62,599)
Payable for forward currency exchange contracts	(13,991,682)
Payable for swap contracts	32,448,223
Payable for securities purchased	(18,064,788)
Payable for fund shares redeemed	(4,621,071)
Investment advisory fees payable	(282,402)
Distribution fees payable	(16,927)
Accrued expenses and other liabilities	(1,530,936)
Purchases of investments	(6,661,794,456)
Proceeds from sale of investments	7,147,380,856
Proceeds from securities sold short	321,618,724
Cover of securities sold short	(277,728,759)
Premiums received on written option contracts	42,499,925
Written option contracts closed or exercised	(18,698,521)
NET CASH PROVIDED BY OPERATING ACTIVITIES	472,869,341

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	251,786,431
Payment on shares redeemed less redemption fees	(603,771,568)
Cash distributions paid	(3,496,811)
Cash provided from loan	(93,676,000)
NET CASH USED BY FINANCING ACTIVITIES	(449,157,948)
NET CHANGE IN CASH FOR THE PERIOD	23,711,393

CASH, BEGINNING OF PERIOD	9,466,113
CASH, END OF PERIOD	$33,177,506

SUPPLEMENTAL INFORMATION:
Cash paid for interest on loan outstanding	$128,767
Noncash financing activities consisting of reinvestments of distributions	102,723,394

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2008	September 30, 2007
	(Unaudited)

Net investment income	$685,872	$14,261,942
Net realized gain (loss) on investments, securities sold
short, written option contracts expired or closed, swap contracts, foreign currency translations and forward
currency exchange contracts	(16,575,584)	128,489,970
Change in unrealized depreciation on
investments, securities sold short, written option
contracts, swap contracts, foreign currency translations
and forward currency exchange contracts	(93,282,552)	(14,411,633)
Net increase (decrease) in net assets
resulting from operations	(109,172,264)	128,340,279
Distributions to shareholders from:
Net investment income	(37,192,512)	(10,472,365)
Net realized gains	(69,027,693)	(51,659,654)
Total dividends and distributions	(106,220,205)	(62,132,019)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	(249,261,743)	192,461,069
Net increase (decrease) in net assets	(464,654,212)	258,669,329

NET ASSETS:
Beginning of period	1,821,714,397	1,563,045,068
End of period (including accumulated undistributed
net investment income (loss) of ($14,138,397)
and $22,368,243, respectively)	$1,357,060,185	$1,821,714,397

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months		Year		Year	Year		Year		Year
	Ended		Ended		Ended	Ended		Ended		Ended
	March 31,		Sept. 30,		Sept. 30,	Sept. 30,		Sept. 30,		Sept. 30,
	2008		2007		2006	2005		2004		2003
	(Unaudited)

Net Asset Value, beginning of period	$16.55		$15.95		$15.78	$15.10		$14.84		$13.46

Income from investment operations:
Net investment income (loss)(1)	0.01	(2)(3)	0.13	(2)	0.06 (2)	(0.06	)(2)	(0.08	)(3)	0.05 (2)
Net realized and unrealized
gain (loss) on investments	(1.05)		1.13		0.99	0.94		0.38		1.53
Total from investment operations	(1.04)		1.26		1.05	0.88		0.30		1.58
Redemption fees	0.00	(5)	0.00	(5)	0.00 (5)	0.00	(5)	0.00	(5)	—

Less distributions:
Dividends from net investment income	(0.37)		(0.11)		(0.01)	0.00	(5)	(0.04)		(0.20)
Distributions from net realized gains	(0.69)		(0.55)		(0.87)	(0.20)		—		—
Total distributions	(1.06)		(0.66)		(0.88)	(0.20)		(0.04)		(0.20)
Net Asset Value, end of period	$14.45		$16.55		$15.95	$15.78		$15.10		$14.84

Total Return	(6.52	)%(7)	8.15%		7.10%	5.88%		1.99%		11.88%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,357,060		$1,821,714		$1,563,045	$1,484,675		$1,681,281		$1,149,990
Ratio of operating expenses
to average net assets	1.63	%(8)	2.16%		2.08%	1.77%		1.87%		1.86%
Ratio of interest expense and
dividends on short positions to
average net assets	0.20	%(8)	0.76%		0.71%	0.41%		0.50%		0.49%
Ratio of operating expense to
average net assets excluding
interest expense and dividends
on short positions
Before expense waiver	1.44	%(8)	1.41%		1.37%	1.36%		1.37%		1.37%
After expense waiver	1.43	%(8)	1.40	%(6)	1.37%	1.36%		1.37%		1.37%
Ratio of net investment income
to average net assets	0.09	%(8)	0.83%		0.43%	(0.35)%		(0.68)%		0.22%
Portfolio turnover rate(4)	124.05%		334.87%		369.47%	312.04%		256.88%		309.18%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

(1)
Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2008 and for the years ended September 30, 2007, 2006, 2005, 2004 and 2003 was $0.02, $0.26, $0.18, $0.01, $0.00 and $0.01, respectively.

(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(5)	Amount less than $0.005 per share.
(6)	The Fund incurred proxy expenses of approximately $525,000 in 2007 related to shareholder approval of changes in the Fund’s fundamental investment policies and the election of trustees.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2008 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund’s fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund’s investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.	Investment Valuation

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last sales price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sales price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-valued pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At March 31, 2008, fair-valued long securities represented 0.14% of investments, at value.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

B.	Short Positions

The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers for Short Sales

The Fund’s receivable from brokers for proceeds on securities sold short and deposit at brokers for securities sold short are with three major securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D.	Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

Effective October 1, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

FIN 48 requires the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions.  Open tax years are those that are open for examination by taxing authorities.  Major jurisdictions for the Fund include Federal and New York State.  As of March 31, 2008, open Federal and New York tax years include the tax years ended September 30, 2005 through 2007.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended March 31, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Written Option Accounting

The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F.	Purchased Option Accounting

The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2007. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. At September 30, 2007, the Fund increased accumulated net investment gain by $7,638,320, reduced realized accumulated gains by $7,638,319, and decreased paid-in capital by $1. The Fund may utilize earnings and profits deemed distributed to shareholders on redemption of shares as part of the dividends-paid deduction.

I.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.	Foreign Securities

Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

K.	Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	When-Issued Securities

The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M.	Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in the investments on the Statement of Assets and Liabilities.

N.	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

O.	Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $4,545,000 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, Inc. (the “Adviser”) pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. Effective August 1, 2004, the Adviser agreed to waive 0.10% of its

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 3 — AGREEMENTS (continued)

fee at net asset levels between $1.5 billion through $2 billion.  When net assets of the Fund exceed $2 billion, the Adviser has agreed to waive 0.20% of its fee.  Investment advisory fees waived by the Adviser for the six months ended March 31, 2008 were $54,865.  Certain officers of the Fund are also officers of the Adviser.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Issued	16,390,518	$251,786,431	46,881,581	$754,043,652
Issued as reinvestment
of dividends	6,857,369	102,723,394	3,795,005	59,240,023
Redemption fee	—	100,968	—	90,752
Redeemed	(39,413,651)	(603,872,536)	(38,594,484)	(620,913,358)
Net increase (decrease)	(16,165,764)	$(249,261,743)	12,082,102	$192,461,069

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended March 31, 2008 (excluding short-term investments, options and short positions) aggregated $1,597,143,810 and $2,326,577,992, respectively. There were no purchases or sales of U.S. Government Securities.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

At September 30, 2007 the components of accumulated earnings/losses on a tax basis were as follows:

Cost of investments	$1,923,468,271
Gross unrealized appreciation	59,352,017
Gross unrealized depreciation	(63,576,588)
Net unrealized appreciation/(depreciation)	$(4,224,571)
Undistributed ordinary income	$83,449,623
Undistributed long-term capital gain	—
Total distributable earnings	$83,449,623
Other accumulated gains/(losses)	(1,352,999)
Total accumulated earnings/(losses)	$77,872,053

The tax components of dividends paid during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007 were as follows:

	2008	2007
Ordinary Income	$106,220,205	$62,132,019
Long-Term Capital Gains	$—	$—

The Fund incurred a post-October currency loss of $4,151,512, which is deferred for tax purposes until the next fiscal year.

For the fiscal year ended September 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended September 30, 2007 was 12.24% for the Fund (unaudited).

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended September 30, 2007 was 10.30% for the Fund (unaudited).

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 6 — OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written during the six months ended March 31, 2008 were as follows:

	Premium Amount	Number of Contracts
Options outstanding at September 30, 2007	$4,145,293	18,590
Options written	42,499,925	182,940
Options closed	(10,999,362)	(63,346)
Options exercised	(17,859,326)	(33,927)
Options expired	(10,508,918)	(72,660)
Options outstanding at March 31, 2008	$7,277,612	31,597

Note 7 — DISTRIBUTION PLAN

The Fund has adopted an Amended and Restated Plan of Distribution (the “Plan”) dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares (“Dealers”). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2008, the Fund incurred $1,956,069 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund’s outstanding shares.

Note 8 – CREDIT FACILITY

Custodial Trust Company has made available to the Fund a $400 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement (“Agreement”) dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities.  The Agreement can be terminated by either the Fund or Custodial Trust Company with three months’ prior notice.  For the six months ended March 31, 2008, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.75% (weighted average rate of 5.643% was paid on the loan during the six months ended March 31, 2008).  Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994.  During the six months ended March 31, 2008, the Fund had an outstanding average daily balance of $5,326,574.  The maximum amount outstanding during the six months ended March 31, 2008 was $95,000,000.  At March 31, 2008, the Fund had a loan payable balance of $0.  As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 9 — FORWARD CURRENCY EXCHANGE CONTRACTS

At March 31, 2008, the Fund had entered into “position hedge” forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $3,414,010 is included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2008	be Received		March 31, 2008
4/30/08	20,948,422	British Pounds	$41,479,559	41,529,049	U.S. Dollars	$41,529,049
5/15/08	8,108,000	British Pounds	16,033,724	16,129,111	U.S. Dollars	16,129,111
5/30/08	122,886,513	Canadian Dollars	119,605,728	120,810,395	U.S. Dollars	120,810,395
6/27/08	19,627,608	Canadian Dollars	19,093,537	19,460,090	U.S. Dollars	19,460,090
4/30/08	24,830,880	Euros	39,157,397	36,845,366	U.S. Dollars	36,845,366
5/15/08	24,451,422	Euros	38,528,044	35,927,365	U.S. Dollars	35,927,365
5/30/08	11,188,000	Euros	17,614,737	17,397,340	U.S. Dollars	17,397,340
			$291,512,726			$288,098,716

Note 10 — SWAP CONTRACTS

Equity Swaps
The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 10 — SWAP CONTRACTS (Continued)

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2008, the Fund had the following open equity swap contracts:

			Unrealized Appreciation
Termination Date	Security	Shares	(Depreciation)
11/30/2008	BCE Inc.	1,627,800	$(5,603,855)
12/31/2008	BHP Billiton plc	(602,725)	(1,543,169)
9/30/2008	Corporate Express	893,500	(25,822)
6/30/2008	Neuf Cegetel	669,902	1,396,813
4/16/2008	Reuters Group plc	4,837,888	(3,399,250)
12/20/2008	Rio Tinto plc	139,983	2,628,795
4/29/2008	Scottish & Newcastle plc	1,013,500	604,357
5/6/2008	Tele Atlas NV	827,696	(1,679,254)
			$(7,621,385)

Credit Default Swaps
The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues, on its obligation.  The Fund may use the swaps as part of a merger arbitrage strategy involving pending corporate reorganizations. The Fund may purchase credit protection on the referenced entity of the credit default swap (‘‘Buy Contract’’) or provide credit protection on the referenced entity of the credit default swap (‘‘Sale Contract’’).

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of the swap contract counterparty.  At March 31, 2008, the Fund did not have any open credit default swap contracts.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Note 11 — TRANSACTIONS WITH AFFILIATES

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Fund owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of the Fund.  During the six months ended March 31, 2008, the Fund owned the following positions in such companies for investment purposes only:

	Share			Share	Unrealized		Realized
	Balance at			Balance at	Gains at	Dividend	Gains
Issuer Name	Oct. 1, 2007	Purchases	Sales	March 31, 2008	March 31, 2008	Income	(Losses)
Rural Cellular
Corporation	527,090	299,036	—	826,126	$993,639	—	—

The Merger Fund
APPROVAL OF ADVISORY CONTRACT

On January 19, 2008, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser’s competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund’s investment objectives, policies and restrictions. The Board also reviewed the Adviser’s methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund’s investment approach, the specialized expertise and experience of the Fund’s portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index over the last year, three years, five years and 10 years, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser’s profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2007 and 2006, less expenses allocated to other funds managed by the Adviser’s affiliate, adjusted total expenses, net income, pre-tax profit margin and pre-tax profit margin before payments to fund supermarkets. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund’s soft-dollar arrangements. Based on the information provided, the Board determined that the Fund’s fee structure is competitive with funds with similar investment goals and strategies.

The Board considered the Fund’s total expense ratio, contractual investment advisory fees, 12b-1 distribution expense and service-provider fee ratio (in the aggregate and separately by fund administration, custodian, fund accounting and transfer agent fee ratios) compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after January 31, 2009.

The Adviser provided information on peer-group comparisons consisting of alternative-investment mutual funds, including those that engage in merger arbitrage. The materials compared each fund’s investment strategies; management fee; expense ratio; total assets; whether a fund has a breakpoint,

The Merger Fund
APPROVAL OF ADVISORY CONTRACT (continued)

charges a sales load and is open to new investors; returns for the one year, three years, five years and 10 years ended December 31, 2007; and risk as measured by beta and standard deviation. It was noted that the Fund’s management fees and expense ratio are within the average range compared to its peer funds.

The Board considered the extent to which economies of scale would be realized with respect to operational costs as the Fund grows in the number of shareholders and assets under management, the existence of breakpoints previously established by the Adviser, and whether fee levels to be charged by the Adviser reflect these economies of scale for the benefit of Fund investors and are fair under the circumstances, which the Board, including all of the non-interested Trustees, believed to be the case.

Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and the Fund’s investment performance, and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund’s shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

The Merger Fund
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Investment Adviser
Westchester Capital Management, Inc.
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Dividend Paying
Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Frederick W. Green
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Frederick W. Green, President
Bonnie L. Smith, Vice President,
  Treasurer and Secretary
Roy D. Behren, Chief Compliance Officer

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*    /s/ Frederick W. Green
Frederick W. Green, President

Date                      5/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Frederick W. Green
Frederick W. Green, President

Date         5/12/2008

By (Signature and Title)*   /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date         5/8/2008

* Print the name and title of each signing officer under his or her signature.